Amount Due From Underwriter On The Over-Allotment (Details) $ / shares in Units, $ in Thousands	Jun. 08, 2018 USD ($) $ / shares shares
Amount Due From Underwriter On Over Allotment [Line Items]
IPO price | $ / shares	$ 5.25
Additional gross proceeds	$ 1,580
Net proceeds from the over-allotment	$ 1,470
Common Stock [Member]
Amount Due From Underwriter On Over Allotment [Line Items]
Purchase an additional common shares | shares	300,000